Presentation of Consolidated Financial Statements	12 Months Ended
Feb. 28, 2026
Presentation of Consolidated Financial Statements [Abstract]
PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS

1. PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS

Reporting entity

Karooooo Ltd. (“Karooooo” or “the Company”) was incorporated on May 19, 2018 in the Republic of Singapore. The Company is listed on the NASDAQ and a secondary listing on JSE. The address of the Company’s registered office is at 1 Harbourfront Avenue Keppel Bay Tower #14-07 Singapore 098632. The principal executive office of the Company is 17 Kallang Junction #06-05/06 Singapore 339274.

The principal activities of the Group are the provision of operational intelligence platform that captures, processes and analyses real-world operational data, transforming billions of data points into actionable intelligence insights and the provision of a delivery-as-a-service (“DaaS”) technology platform focused on last mile delivery. The Group’s operational intelligence platform acts as a central nervous system for connected operations, integrating vehicles, assets, field workforces and operational workflows into a single intelligent ecosystem.

During the financial year ended February 28, 2026 the Company incurred costs totalling ZAR 11.7 million (February 28, 2025: ZAR 15.1 million) related to a secondary offering of shares by existing shareholders. These costs were expensed in accordance with IFRS Accounting Standards (IFRS) as issued by the International Accounting Standards Board as they did not relate to the issuance of new shares by the Company. The expenses were included on the consolidated statement of profit or loss.

As at February 28, 2026, Zak is the ultimate controlling shareholder of the Group, holding 17,917,958 shares (58.00% shareholdings) of Karooooo.

These consolidated financial statements comprise the Company and its subsidiaries (collectively the “Group” and individually “group companies”).

Statement of compliance

The consolidated financial statements of the Group have been prepared in accordance with the IFRS as issued by the International Accounting Standards Board (IASB).

The policies applied in these annual financial statements are based on IFRS effective for annual period beginning on March 1, 2025. The Group has prepared the financial statements on the basis that it will continue to operate as a going concern.

The financial statements were approved for issue by the Directors on June 9, 2026.

Basis of measurement

The consolidated financial statements have been prepared on the historical cost basis with the exception of certain financial instruments that have been measured at fair value.

Functional and presentation currency

The consolidated financial statements are presented in South African Rand (ZAR), which is the Group’s presentation currency and all values are rounded to the nearest thousand (ZAR’000), except when otherwise indicated. The Company’s functional currency is in United States Dollars (USD).